Income taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected income tax expense (recovery) at Canadian statutory rate	$ 46,953	$ (17,305)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(17,676)	(35,776)
Investment in Atlantica	(8,207)	16,997
Non-controlling interests share of income	19,757	10,016
Change in valuation allowance	154,601	(388)
Adjustment relating to prior periods	2,794	(1,412)
Amortization and settlement of excess deferred income tax	(14,540)	(12,785)
Deferred income taxes on regulated income recorded as regulatory assets	(2,380)	(878)
Other	5,495	4,476
Total	$ 186,797	$ (37,055)